Note 5 - Investment Securities Available for Sale (Details) - Investment Securities (USD $) In Thousands, unless otherwise specified	6 Months Ended	12 Months Ended
	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	$ 48,389	$ 52,562	$ 61,179
Available for Sale Securities Gross Unrealized Gains	267	849	1,098
Available for Sale Securities Gross Unrealized Losses	(436)	(86)	(200)
Available for Sale Securities Fair Value	48,220	53,325	62,077
US States and Political Subdivisions Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	40,389	44,562	35,590
Available for Sale Securities Gross Unrealized Gains	261	849	1,033
Available for Sale Securities Gross Unrealized Losses	(405)	(18)	(10)
Available for Sale Securities Fair Value	40,245	45,393	36,613
Corporate Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost	8,000	8,000	6,000
Available for Sale Securities Gross Unrealized Gains	6
Available for Sale Securities Gross Unrealized Losses	(31)	(68)	(190)
Available for Sale Securities Fair Value	7,975	7,932	5,810
US Government Agencies Debt Securities [Member]
Schedule of Investments [Line Items]
Available for Sale Securities Amortized Cost			19,589
Available for Sale Securities Gross Unrealized Gains			65
Available for Sale Securities Fair Value			$ 19,654